Net fee and commission income - Schedule of Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission income:
Fee and commission income	£ 2,515	£ 2,416	£ 2,456
Fee and commission expense	(1,254)	(1,478)	(1,104)
Net fee and commission income	1,261	938	1,352
Retail £m
Fee and commission income:
Fee and commission income	1,355	1,326	1,291
Fee and commission expense	(811)	(1,055)	(673)
Retail £m | Underlying basis
Fee and commission income:
Net fee and commission income	544	271	618
Commercial Banking
Fee and commission income:
Fee and commission income	1,149	1,078	1,110
Fee and commission expense	(307)	(284)	(288)
Commercial Banking | Underlying basis
Fee and commission income:
Net fee and commission income	842	794	822
Other £m
Fee and commission income:
Fee and commission income	11	12	55
Fee and commission expense	(136)	(139)	(143)
Other £m | Underlying basis
Fee and commission income:
Net fee and commission income	(125)	(127)	(88)
Current accounts
Fee and commission income:
Fee and commission income	670	640	620
Current accounts | Retail £m
Fee and commission income:
Fee and commission income	431	423	406
Current accounts | Commercial Banking
Fee and commission income:
Fee and commission income	239	217	214
Current accounts | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Credit and debit card fees
Fee and commission income:
Fee and commission income	1,320	1,282	1,259
Credit and debit card fees | Retail £m
Fee and commission income:
Fee and commission income	845	829	800
Credit and debit card fees | Commercial Banking
Fee and commission income:
Fee and commission income	475	453	459
Credit and debit card fees | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking fees
Fee and commission income:
Fee and commission income	243	195	191
Commercial banking fees | Retail £m
Fee and commission income:
Fee and commission income	0	0	0
Commercial banking fees | Commercial Banking
Fee and commission income:
Fee and commission income	243	195	191
Commercial banking fees | Other £m
Fee and commission income:
Fee and commission income	0	0	0
Factoring | Underlying basis
Fee and commission income:
Fee and commission income	66	69	75
Factoring | Retail £m | Underlying basis
Fee and commission income:
Fee and commission income	0	0	0
Factoring | Commercial Banking | Underlying basis
Fee and commission income:
Fee and commission income	66	69	75
Factoring | Other £m | Underlying basis
Fee and commission income:
Fee and commission income	0	0	0
Other fees and commissions
Fee and commission income:
Fee and commission income	216	230	311
Other fees and commissions | Retail £m
Fee and commission income:
Fee and commission income	79	74	85
Other fees and commissions | Commercial Banking
Fee and commission income:
Fee and commission income	126	144	171
Other fees and commissions | Other £m
Fee and commission income:
Fee and commission income	£ 11	£ 12	£ 55